DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Accumulated fair value hedge adjustment	£ (548)	£ (360)
Fixed rate insurance liability	(270)
Fixed rate bonds and mortgages	(278)
Fair value assets	5,511	8,341
Fair value liabilities	4,643	8,228
The Group | Foreign exchange | Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Hedged cash flows will no longer occur	3	6
The Group | 1 year or over original maturity
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Fair value assets	4,861	7,393
Fair value liabilities	4,031	7,064
The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Fair value assets	6,898	12,595
Fair value liabilities	6,102	11,072
Hedged asset fair value hedge	71	(9)
The Bank | Foreign exchange | Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Hedged cash flows will no longer occur	0	1
The Bank | 1 year or over original maturity
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Fair value assets	6,277	11,755
Fair value liabilities	£ 5,492	£ 10,009